Accounting Judgments and Estimates - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment	¥ 1,099,003,000			¥ 1,272,774,000		$ 159,843,000
Property, plant and equipment, impairment loss	0		$ 0	0	¥ 0
Prepaid lease payments	367,024,000			376,449,000	385,874,000	53,382,000		$ 54,753,000
Prepaid lease payments, impairment loss	0		0	0	¥ 0
Intangible assets	17,000,000			17,000,000		2,473,000		$ 2,473,000
Intangible assets, impairment loss	0		0	0
Trade receivables	526,974,000	[1]		587,510,000		76,644,000	[1]
Trade receivables, impairment loss	0		0	0
Inventories	172,111,000			178,034,000		$ 25,033,000
Inventories, impairment loss	0		$ 0	0
Accumulated impairment [member]
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment	¥ 10,259,000			¥ 10,259,000

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.